Statement of Changes in Shareholder's Equity - USD ($)	Common Stock [Member]	Common Stock [Member] TALENTEC SDN. BHD. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] TALENTEC SDN. BHD. [Member]	Retained Earnings [Member]	Retained Earnings [Member] TALENTEC SDN. BHD. [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] TALENTEC SDN. BHD. [Member]	Total	TALENTEC SDN. BHD. [Member]	Common Stock [Member]	Common Stock [Member] TALENTEC SDN. BHD. [Member]
Balance at Jul. 31, 2023		$ 191,482				$ (412,345)		$ (21,619)		$ (242,482)
Balance, shares at Jul. 31, 2023												500,000
Shares issued		17,135		782,865						800,000
Shares issued, shares												80,000
Net income (loss)						153,227				153,227
Foreign currency translation adjustment								(30,932)		(30,932)
Balance at Jul. 31, 2024		208,617		782,865	$ (3,947)	(259,118)		(52,551)	$ (3,947)	679,813
Balance, shares at Jul. 31, 2024											1	580,000
Balance at Jul. 10, 2024
Balance, shares at Jul. 10, 2024
Shares issued
Shares issued, shares											1
Net income (loss)					(3,947)				(3,947)
Balance at Jul. 31, 2024		208,617		782,865	(3,947)	(259,118)		(52,551)	(3,947)	679,813
Balance, shares at Jul. 31, 2024											1	580,000
Net income (loss)					(163,173)	209,911			(163,173)	209,911
Foreign currency translation adjustment								64,567		64,567
Balance at Jul. 31, 2025		$ 208,617		$ 782,865	$ (167,120)	$ (49,207)		$ 12,016	$ (167,120)	$ 954,291
Balance, shares at Jul. 31, 2025											1	580,000